Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses
Accrued expenses

Accrued expenses as of December 31, 2024 and 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Accrued voyage expenses	$17,731	$10,641
Accrued loan interest	7,944	7,420
Accrued legal and professional fees	8,190	5,547
Total accrued expenses	$33,865	$23,608